Additional Disclosures	12 Months Ended
Dec. 31, 2020
Additional Disclosures [Abstract]
Additional Disclosures
24. Additional Disclosures
COVID-19
Impact
It is not possible at this time to estimate the full impact that
COVID-19
will ultimately have on our business, as the impact will depend on future developments, which are highly uncertain and cannot be predicted. We are evaluating, and will continue to evaluate, the impact of
COVID-19
on projects, but the full effects
COVID-19
will have on our operations are still unknown. Early on in the course of the pandemic we were considered an essential operation in all states and local jurisdictions where we operate. While there was some degree of disruption in all markets, we were able to continue serving customers without interruption. As of the date of this prospectus, we have not experienced any material financial distress resulting from the
COVID-19
pandemic. We did not qualify for the PPP Loan program under the CARES Act. We have taken advantage of the opportunity to defer $2.5 million of employer payroll taxes during the year ended December 31, 2020 as afforded us under the CARES Act. The duration and extent of the impact from the
COVID-19
pandemic depends on future developments that cannot be accurately predicted at this time, such as the severity and transmission rate of the virus, the extent and effectiveness of containment actions, and the impact of these and other factors on our employees and clients. The implementation of shelter-in-place
orders within the cities and municipalities we operate in could further negatively impact future results as well as the re-designation
of infrastructure spending to
non-essential
services. At this time, we are monitoring, and will continue to monitor, the safety of our employees during the
COVID-19
pandemic.